Income Taxes (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				36 Months Ended	84 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015	Dec. 31, 2008	Dec. 31, 2018	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)
Income taxes [Line Items]
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Net operating loss carryforwards	¥ 4,666,287
Net operating loss carryforwards will start to expire in 2018	42,961
Deferred Tax Assets, Valuation Allowance, Noncurrent	¥ 1,198,872	¥ 1,068,082				¥ 1,068,082	$ 184,263
Hong Kong [Member]
Income taxes [Line Items]
Income tax rate (as a percent)						16.50%
PRC [Member]
Income taxes [Line Items]
Withholding tax rate (as a percent)				25.00%
Withholding tax rate on dividends distributed by a FIE (as a percent)				10.00%
Maximum withholding tax rate, if 25% or more shares of the FIE in a PRC-resident enterprise is held by the immediate holding entity, Hong Kong tax resident (as a percent)	5.00%
Minimum percentage of equity interest in a PRC-resident enterprise to be held by a qualified Hong Kong tax resident for reduced withholding tax rate	25.00%
PRC [Member] | Nanjing Tuniu [Member]
Income taxes [Line Items]
Reduction in tax rate for three years following the exemptions period (as a percent)	50.00%
PRC [Member] | Nanjing Tuniu [Member] | Scenario, Forecast [Member]
Income taxes [Line Items]
Preferential tax rate (as a percent)					15.00%